Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Dec. 31, 2024 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	¥ 22,295,342
Payments due by period Within 1-2 years	854,757
Payments due by period Over 2 years	1,194,183
Total	24,344,282
Operating lease payments [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	908,160
Payments due by period Within 1-2 years	854,757
Payments due by period Over 2 years	1,194,183
Total	2,957,100
Bank borrowings [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	10,497,682
Payments due by period Within 1-2 years
Payments due by period Over 2 years
Total	10,497,682
Loan from related parties [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	2,233,700
Payments due by period Within 1-2 years
Payments due by period Over 2 years
Total	2,233,700
Loan from shareholders [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	8,655,800
Payments due by period Within 1-2 years
Payments due by period Over 2 years
Total	¥ 8,655,800